Goodwill (Tables)	12 Months Ended
Apr. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of reconciliation of changes in goodwill

The goodwill was acquired as a result of the acquisitions of U-Protein, IPA Europe and, BioStrand. The changes in the value of goodwill during the year ended April 30, 2024, 2023 and 2022 are as follows:

(in thousands)	$
Balance, April 30, 2022	19,635
Foreign exchange	1,996
Asset impairment	(2,460)
Balance, April 30, 2023	19,171
Foreign exchange	(323)
Asset impairment	(11,161)
Balance, April 30, 2024	7,687

Schedule of In Tabular Form Of Allocating Goodwill To Cash Generating Units

For annual impairment testing, goodwill is allocated to the following cash-generating units ("CGU"):

(in thousands)	April 30, 2024 $	April 30, 2023 $
Oss	3,056	3,109
Utrecht	4,631	4,710
BioStrand	—	11,352
	7,687	19,171

Schedule of information for cash-generating units	The recoverable amount, growth rate assumptions and discount rates for each CGU as of April 30, 2024, 2023 and 2022 are as follows:

	Recoverable amount		Terminal growth rates		Discount rates
(in thousands)	2024 $	2023 $	2024%	2023%	2024%	2023%
Oss	5,965	6,723	2.5%	2.5%	22.0%	21.6%
Utrecht	12,737	11,405	2.5%	2.5%	19.0%	18.6%
BioStrand	14,611	31,546	2.5%	2.5%	45.0%	33.1%